Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants		$ 369,902	$ 7,069,300
Marketable Securities	$ 13,125,461	12,834,629	116,725,000
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants	575,000	368,000	4,655,200
Marketable Securities	13,125,461	12,834,629
Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants	739	1,902	2,414,100
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants		368,000	4,655,200
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants	575,000	368,000	4,655,200
Marketable Securities	13,125,461	12,834,629
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants
Marketable Securities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants		1,902	2,414,100
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants
Marketable Securities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities - private warrants	$ 739	$ 1,902	$ 2,414,100